Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2013	$988,209
2014	1,078,176
2015	679,285
2016	448,000
2017	124,000
Thereafter	62,000
Total	$3,379,670